Trade Accounts Receivable	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivable [Abstract]
Trade accounts receivable

Note 8. Trade accounts receivable

Trade accounts receivable are amounts due from customers for services performed in the ordinary course of business.

	12/31/2023	12/31/2022
Trade accounts receivable	14,852	10,225
Allowance for expected credit losses	(589)	(149)
Trade accounts receivable, net	14,263	10,076

The balance of trade accounts receivable includes contract assets totaling R$4,145 and R$2,272 at December 31, 2023, and 2022, respectively. As of December 31, 2023, 2022 and 2021, an amount of R$953, R$0 and R$487 respectively, was recorded as write-offs of accounts receivable.

The following table shows the change in allowance for expected credit losses:

As of January 1, 2021	-
Allowance recorded during the year	(117)
As of December 31, 2021	(117)
Allowance recorded during the year	(32)
As of December 31, 2022	(149)
Allowance recorded during the year	(538)
Reversal of provision	98
As of December 31, 2023	(589)

The trade accounts receivables by aging category are distributed as follows:

	12/31/2023	12/31/2022
Aging list:
Current	11,975	8,844
Due up to 30 days	1,651	747
Due from 30 to 60 days	272	161
Due from 60 to 90 days	365	324
Overdue over 90 days	589	149
Total	14,852	10,225